Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Schedule of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	[1]	$ (41,835,826)	$ (44,551,735)		$ (39,480,909)
Increases recorded in expenses	[2]	(12,197,447)	(10,212,490)	[1]	(18,450,821)	[1]
Write-offs		9,162,382	11,682,343	[1]	11,953,227	[1]
Business combination	[1]		0		(2,066)
Translation effect		2,791,835	1,246,056	[1]	1,428,834	[1]
Balance at year end		$ (42,079,056)	$ (41,835,826)	[1]	$ (44,551,735)	[1]

[1]	Restated by discontinued operations
[2]	Includes discontinued operation of TracFone, Panama and Chile in joint venture. See note 2Ac.